Document and Entity Information	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	RDE, Inc.
Entity Central Index Key	0001760233
Document Type	10-12G
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false